UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2003
Check here if Amendment [  ] Amendment Number:
This Amendment (Check only one.):
[  ]  is a restatement.
[  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	Sand Hill Advisors, Inc.
Address:	245 Lytton Avenue
		Suite 250
		Palo Alto, CA  94301
13F File Number:	28-5390

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:	Rodney D. Yee
Title:	CFO and Compliance Officer
Phone:	650-854-9150
Signature,	Place,	Date of Signing,
Rodney D. Yee	Palo Alto, CA	February 15, 2003

Report Type (Check only one.):
[X]  13F HOLDINGS REPORT
[  ]  13F NOTICE
[  ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:          NONE

FORM 13F SUMMARY PAGE
Report Summary
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 73
Form 13F Information Table Value Total: $207,291
List of Other Included Managers:        NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Agile Software Corp            COM              00846X105      121    12236 SH       SOLE                    12236
Altera Corp                    COM              021441100      227    10000 SH       SOLE
American Express               COM              025816109     4113    85279 SH       SOLE                    33814             36712
American Intl Grp              COM              026874107      626     9452 SH       SOLE                     8302              1150
Amgen                          COM              031162100     3961    64108 SH       SOLE                    26317             28741
Autodesk                       COM              052769106      578    23500 SH       SOLE                     7335             14100
BB&T                           COM              054937107      276     7146 SH       SOLE                                       7146
BP PLC                         COM              055622104     5681   115121 SH       SOLE                    43544             48355
BankAmerica Corp               COM              060505104      872    10841 SH       SOLE                     3757              7084
Bard (C.R.)                    COM              067383109     4004    49283 SH       SOLE                    20541             19592
Baxter Intl                    COM              071813109      627    20529 SH       SOLE                    20529
Boston Private Finl Holdings   COM              101119105     2018    81233 SH       SOLE                      250             80983
ChevronTexaco Corp             COM              166764100     4395    50878 SH       SOLE                    18941             24237
Cisco Systems                  COM              17275R102     5870   242248 SH       SOLE                    83378            100901
Clorox                         COM              189054109      327     6739 SH       SOLE                     2900              3839
Conagra                        COM              205887102     1389    52625 SH       SOLE                    16130             15595
Conjuchem Inc.                 COM              207349101      190    48280 SH       SOLE                    48280
Cygnus Corp                    COM              232560102       32   106318 SH       SOLE                     4551            101767
Exxon Mobil Corporation        COM              30231G102     1870    45614 SH       SOLE                    15655             26343
Finisar Corporation            COM              31787A101    26266  8391853 SH       SOLE                  8391853
Fiserv Inc                     COM              337738108      353     8938 SH       SOLE                     8938
Flextronics                    COM              Y2573F102      225    15198 SH       SOLE                    15198
General Electric               COM              369604103     1498    48362 SH       SOLE                    21872             21256
General Mills Inc              COM              370334104      694    15328 SH       SOLE                     2300              5978
Gilead Sciences                COM              375558103     3855    66150 SH       SOLE                    26050             26250
H & R Block                    COM              093671105     5328    96217 SH       SOLE                    37194             40823
Health Care Select Sector      COM              81369y209      432    14330 SH       SOLE                     5430              7500
Hewlett-Packard Co.            COM              428236103      354    15390 SH       SOLE                     9300              6090
IBM                            COM              459200101      590     6370 SH       SOLE                      300              6070
Illinois Tool Works            COM              452308109     4335    51662 SH       SOLE                    21317             21395
Intel                          COM              458140100     5386   168048 SH       SOLE                    64463             77280
Johnson & Johnson              COM              478160104     4479    86696 SH       SOLE                    33470             37916
Johnson Controls               COM              478366107     6053    52124 SH       SOLE                    17875             23399
L-3 Communications Hldgs Inc.  COM              502424104     4394    85550 SH       SOLE                    32380             37170
Landec Corp.                   COM              514766104       95    14478 SH       SOLE                                      14478
MBIA Inc                       COM              55262C100     3847    64949 SH       SOLE                    26996             28078
Material Sciences              COM              576674105      268    26550 SH       SOLE                                      26550
Mattel                         COM              577081102     4274   221776 SH       SOLE                    78684             98692
McGraw Hill                    COM              580645109     4456    63724 SH       SOLE                    28782             24972
Medicis Phamaceutical 'A'      COM              584690309     5476    76801 SH       SOLE                    30787             31164
Medtronic                      COM              585055106      506    10415 SH       SOLE                     5715              4700
Merck                          COM              589331107      465    10070 SH       SOLE                     1420              8650
Microsoft                      COM              594918104     4574   167117 SH       SOLE                    67664             70605
Morgan Stanley, Dean Witter, D COM              617446448     5254    90788 SH       SOLE                    36016             38672
Network Appliance              COM              64120L104      336    16417 SH       SOLE                    16417
Newell Rubbermaid              COM              651229106     2102    92300 SH       SOLE                    31335             44665
Omnicom Group                  COM              681919106     3810    43625 SH       SOLE                    19540             13735
PeopleSoft Inc                 COM              712713106      276    12125 SH       SOLE                                      12125
Pepsico                        COM              713448108     5180   111101 SH       SOLE                    43802             49549
Pfizer                         COM              717081103     8467   239653 SH       SOLE                    88760            101878
Procter & Gamble               COM              742718109     4259    42644 SH       SOLE                    17410             18584
Rita Medical Systems Inc       COM              76774E103      366    82219 SH       SOLE                    82219
Robert Mondavi Corporation     COM              609200100     1554    40000 SH       SOLE                                      40000
Shaman Pharmaceutical          COM              819319500        0   103323 SH       SOLE                   103323
Southwest Airlines             COM              844741108      192    11889 SH       SOLE                    11389               500
Standard and Poor's Deposit Re COM              78462F103      618     5550 SH       SOLE                     1000              1150
Standard and Poors Mid Cap Tru COM              595635103    10653   101075 SH       SOLE                    40030             46645
Sun Microsystems               COM              866810104       71    15824 SH       SOLE                    10108              5716
Sungard Data Systems           COM              867363103     5541   199968 SH       SOLE                    71650             91050
Swift Energy                   COM              870738101      182    10800 SH       SOLE                                      10800
Talbot's                       COM              874161102     3423   111209 SH       SOLE                    45752             47957
Texas Instruments              COM              882508104     3302   112392 SH       SOLE                   112392
Torchmark Corporation          COM              891027104     4824   105926 SH       SOLE                    42793             44483
United Technologies            COM              913017109      410     4326 SH       SOLE                                       4326
Verizon Communications         COM              92343V104      252     7188 SH       SOLE                     1616              5572
Viacom Inc Class B             COM              925524308     1891    42609 SH       SOLE                     8750             22809
Vitesse Semiconductor          COM              928497106       62    10627 SH       SOLE                    10627
Vitria Technology, Inc.        COM              92849q401      114    16078 SH       SOLE                                      16078
Washington Mutual Saving Bank  COM              939322103     3221    80285 SH       SOLE                    31088             33247
Wells Fargo                    COM              949746101     5751    97655 SH       SOLE                    39958             41752
Wyeth                          COM              983024100     4937   116309 SH       SOLE                    43767             52642
Xilinx Incorporated            COM              983919101      538    13930 SH       SOLE                                      13930
eBay Inc                       COM              278642103     2394    37059 SH       SOLE                     5849             31210
Van Kamp CA Value Income Trust PRD              92112b206      250       10 SH       SOLE                       10
iShares MSCI EAFE Index        FRGN             464287465     1681    12290 SH       SOLE                     9300              2990